Business Combination and Goodwill - Schedule of Fair Values of the Identifiable Assets and Liabilities (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Schedule of Fair Values of the Identifiable Assets and Liabilities [Abstract]
Account Receivables	$ 100,000	$ 12,739
Cash	88,076	11,220
Accounts payables	(30,000)	(3,822)
Tax payable	(21,703)	(2,765)
Other payables	(27,300)	(3,478)
Foreign exchange difference		8,842
Total identifiable net assets at fair value	109,073	22,736
Goodwill	6,101,447	777,264
Purchase consideration settled by cash	$ 6,210,520	$ 800,000